SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 14 – SUBSEQUENT EVENTS

KBM Worldwide, Inc. Convertible Note

On July 9, 2014, the Company sold KBM Worldwide, Inc. (the “Investor”) a Convertible Promissory Note in the principal amount of $158,500 (the “Convertible Note”), pursuant to a Securities Purchase Agreement, dated the same day (the “Purchase Agreement”). The Convertible Note bears interest at the rate of 8% per annum (22% upon an event of default) and is due and payable on April 15, 2015. All or any portion of the principal amount of the Convertible Note and all accrued interest is convertible at the option of the holder thereof into the Company's common stock at any time following the 180th day after the Convertible Note was issued. The conversion price of the Convertible Note is equal to the greater of (a) $0.00005 per share, and (b) 61% multiplied by the average of the three lowest trading prices of the Company's common stock on the ten trading days before any conversion (representing a discount of 39%). The conversion price is also subject to dilutive protection as provided in the Convertible Note.

At no time may the Convertible Note be converted into shares of common stock of the Company if such conversion would result in the Investor and its affiliates owning an aggregate of in excess of 4.99% of the then outstanding shares of the Company's shares of common stock.

The Company may prepay in full the unpaid principal and interest on the Convertible Note, upon notice any time prior to the 180th day after the issuance date. Any prepayment is subject to payment of a prepayment amount ranging from 110% to 135% of the then outstanding balance on the Convertible Note (inclusive of accrued and unpaid interest and any default amounts then owing), depending on when such prepayment is made.

The Convertible Note also provided for anti-dilution rights in the event the Company issued or sold, except for certain limited exceptions, shares of the Company's common stock.  Pursuant to an amendment to the Convertible Note entered into on October 27, 2014, the provisions of the note relating to anti-dilution for future issuances were removed from the Convertible Note.

The Company plans to repay the loan prior to any conversion.

Jerry Parish Loan

On July 18, 2014, Jerry Parish, our sole officer and director and majority shareholder, loaned the Company $240,000 which accrues interest at the rate of 10% per annum, is due and payable (along with accrued interest) on July 18, 2015, and is evidenced by a Promissory Note.
Share Exchange Agreement

Effective September 23, 2014, the Company entered into and closed the transactions contemplated by a Share Exchange Agreement (the “Exchange Agreement”) with Investment Capital Fund Group, LLC Series 20, a Delaware limited liability company, organized as a Delaware Series Business Unit (“ICFG”) and the sole shareholder of ICFG, Sunset Brands, Inc., a Nevada corporation (“Sunset”). Pursuant to the Exchange Agreement, the Company acquired 100% of the issued and outstanding voting shares and 99% of the issued and outstanding non-voting shares of ICFG in exchange for 62,678,872 shares of our restricted common stock (representing 42.3% of the Company's post-closing common stock, based on 85,654,416 shares of common stock issued and outstanding immediately prior to the closing of the Exchange Agreement and 148,333,288 shares of common stock issued and outstanding immediately after the closing).  ICFG owns 52 Gem Assets – “52 Sapphires from the King and Crown of Thrones collection”, which have a total carat weight of 3,925.17, and have been appraised by a Gemological Institute of America Inc. (GIA) graduate gemologist, to have a Retail Replacement Value of $108,593,753 and a Fair Market Value (65% of the Retail Replacement Value) of $70,585,940 as of August 30, 2014 (the “Assets”), the rights to which and ownership of were acquired by the Company in connection with the closing of the Exchange Agreement.  The Company plans to use the Assets acquired as collateral to obtain additional funding.

MotorMax Letter of Intent

On October 27, 2014, we entered into a First Amendment to and Assignment of Letter of Intent (the “Assignment”), pursuant to which Investment Capital Fund Group, LLC, a wholly-owned subsidiary of Sunset, assigned all of its rights to us under a letter of intent between Investment Capital Fund Group, LLC and the shareholders of Motors Acceptance Corporation, MotorMax Financial Services Corporation and MotorMax Auto Group, Inc. (collectively “MotorMax” and the “Letter of Intent”).  Pursuant to the Letter of Intent, as amended by the Assignment, Mint Leasing agreed to pay a total of $30 million to the owners of MotorMax in consideration for 100% of MotorMax, of which $25 million (subject to net capital adjustments at closing) is payable in cash and $5 million is payable in stock; Mint Leasing agreed to provide proof of ability to raise the $25 million in cash by December 15, 2014; and agreed to close the transactions contemplated by the Letter of Intent, including our entry into a formal Securities Purchase Agreement with the owners of MotorMax, prior to January 15, 2015 (provided that MotorMax is required to maintain exclusivity with us through such date).  The cash consideration payable in connection with the acquisition will be used to repay certain obligations of MotorMax other than certain credit facilities which will be assumed by the Company.

The closing of the transactions contemplated by the Letter of Intent is subject to among other things, us and the owners of MotorMax negotiating a mutually acceptable Securities Purchase Agreement, our due diligence, us raising adequate funding to complete the transaction, which may not be available on favorable terms, if at all, and the approval of the acquisition by our senior lender.

Option Agreement

Effective October 27, 2014, the Company was assigned rights under an Option Agreement between Pat Kat Investments, LLC, which is controlled by Gene Smith and Victor Garcia, a significant shareholder of the Company.  Pursuant to the Option Agreement, the Company has the right to acquire (a) 30,000,000 shares of the restricted common stock of the Company held by Mr. Garcia; and (b) any and all interest, if any, held by Mr. Garcia in (i) The Mint Leasing South, Inc., a Texas corporation; (ii) The Mint Leasing North, Inc., a Texas corporation; and (iii) The Mint Leasing, Inc., a Texas corporation in consideration for $1,000,000, which Option Agreement is exercisable at any time prior to November 2014, but the Company plans to seek an extension (the “Option Agreement”).

NOTE 14 – SUBSEQUENT EVENTS

In March 2014, Moody agreed to a further extension of the due date of the Revolver to February 1, 2015, with payments of $60,822 due monthly until maturity. While agreed to by the parties, the extension has not been memorialized by a formal agreement as of the date of this filing.